Organization - Additional Information (Detail) - USD ($) $ in Thousands		1 Months Ended	3 Months Ended	9 Months Ended
	Jul. 21, 2020	Jul. 31, 2020	Sep. 30, 2020	Sep. 30, 2020	Apr. 01, 2020	Dec. 31, 2019
Organization [Line Items]
Underwriting discounts and commissions paid				$ 3,183
Common stock, shares authorized	1,000,000,000		1,000,000,000	1,000,000,000	151	1,519,618,271
Convertible preferred stock, shares authorized						11,567,003
Cash and cash equivalents			$ 259,484	$ 259,484		$ 9,017
Common Stock
Organization [Line Items]
Shares issued			9,775,000
Undesignated Preferred Stock
Organization [Line Items]
Convertible preferred stock, shares authorized	100,000,000
Initial Public Offering | Common Stock
Organization [Line Items]
Shares issued	9,775,000	9,775,000
Net proceeds from initial public offering	$ 169,500	$ 169,500
Underwriting discounts and commissions paid	13,000	13,000
Payment for offering related expense	$ 3,200	$ 3,200
Convertible shares converted into common stock	23,934,533	23,934,533